Italy Sale Disclosure (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Italy Sale Disclosure [Abstract]
Schedule of Balances and Results of the Italian Disposal Group	The remaining balances and results of the Italian assets not disposed are presented below:
	As of March 31,	Year Ended December 31,
Italy	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$87	$100
Other current assets	330	338
Other non-current assets	3,966	3,819
Total assets	$4,383	$4,257

Liabilities:
Accounts payable	$17	$21
Other current liabilities	569	578
Total liabilities	$586	$599

Net assets	$3,797	$3,658

	Three Months Ended March 31,
Italy	2024	2023
	(in thousands)

Revenues	$-	$655

Operating Expenses
Cost of revenues	-	(262)
Selling, general, and administrative	(8)	(42)
Depreciation, amortization, and accretion	-	(410)
Total operating expenses	(8)	(714)

Loss from discontinued operations	(8)	(59)

Other income/(expense):
Other expense	-	(36)
Total other expenses	$-	$(36)
Loss before provision for income taxes	$(8)	$(95)
Income taxes	-	-
Net loss from discontinued operations	$(8)	$(95)

Impact on EPS
Net loss attributable to common stockholders, basic	$(8)	$(95)
Net loss attributable to common stockholders, diluted	(8)	(95)
Net loss per share attributable to common stockholders, basic	$(0.00)	$(0.00)
Net loss per share attributable to common stockholders, diluted	(0.00)	(0.00)
Weighted-average common stock outstanding, basic	65,077,094	57,500,000
Weighted-average common stock outstanding, diluted	65,077,094	57,500,000
The balances and results of the Italian disposal group are presented below:
	As of December 28,	Year Ended December 31,
Italy	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$100	$295
Accounts receivable, net	-	932
Other current assets	338	1,030
Property, plant, and equipment, net	-	21,735
Operating leases, non-current - assets	-	4
Other non-current assets	3,819	800
Total assets held for sale	$4,257	$24,796

Liabilities:
Accounts payable	$21	$109
Other current liabilities	578	1,080
Other non-current liabilities	-	216
Total liabilities to be disposed of	$599	$1,405

Net assets held for sale	$3,658	$23,391
	Year Ended December 31,
Italy	2023	2022
	(in thousands)

Revenues	$3,360	$3,354

Operating Expenses
Cost of revenues	(1,204)	(812)
Selling, general, and administrative	(69)	(77)
Depreciation, amortization, and accretion	(1,638)	(1,614)
Loss on disposal of asset	(5,501)	-
Total operating expenses	(8,412)	(2,503)

Income/(Loss) from discontinued operations	(5,052)	851

Other income/(expense):
Other expense	(15)	-
Other income	-	22
Total other expenses	$(15)	$22
Income/(Loss) before provision for income taxes	$(5,067)	$873
Income taxes	-	-
Net income/(loss) from discontinued operations	$(5,067)	$873

Impact on EPS
Net income/(loss) attributable to common stockholders, basic	$(5,067)	$873
Net income/(loss) attributable to common stockholders, diluted	(5,067)	873
Net income/(loss) per share attributable to common stockholders, basic	$(0.09)	$0.02
Net income/(loss) per share attributable to common stockholders, diluted	(0.09)	0.02
Weighted-average common stock outstanding, basic	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted	57,862,598	57,500,000